Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Accrued Expenses and Other Current Liabilities
8.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2022	2021
Accrued expenses	$3,314	$4,834
Provision for chargebacks	377	3,176
Accrued compensation and benefits	1,374	1,427
Accrued travel agent incentives	3,458	296
Earn-out consideration payable	—	597
Operating lease liabilities	796	—
Other current liabilities	—	24
	$9,319	$10,354